Available-for-sale securities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale Securities	$ 38,858,216	$ 44,479,922
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	(1,163,160)	(10,347,637)	$ (18,172,231)
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	$ (4,652,640)	$ (41,390,549)	$ (72,688,925)